Derivative Liabilities (Details) - USD ($)	9 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded conversion feature	$ 471,660
Warrant liability	113,446
Derivative liabilities	$ 585,106
Fair Value Measurement Using Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded conversion feature
Warrant liability
Derivative liabilities
Fair Value Measurement Using Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded conversion feature
Warrant liability
Derivative liabilities
Fair Value Measurement Using Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded conversion feature	$ 471,660
Warrant liability	113,446
Derivative liabilities	$ 585,106